Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in this proxy statement, not in replacement.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Company Selected Measure (4)
2022	4,006,248	1,574,321	1,706,453	1,109,154	162	111	(250,157,000)	—
2021	9,711,680	(10,683,446)	4,389,244	(448,135)	241	125	(65,578,000)	—
2020	3,135,900	27,700,363	3,377,924	7,061,905	710	126	(89,127,000)	—

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Eric Shaff	David Arkowitz, Lisa von Moltke, M.D., Matthew Henn, Ph.D., and Paula A. Cloghessy
2021	Eric Shaff	David Arkowitz and Matthew Henn, Ph.D.
2020	Eric Shaff	Thomas J. DesRosier and David S. Ege, Ph.D.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2020		2021		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,050,600)	(2,946,795)	(8,758,582)	(3,886,445)	(2,938,500)	(1,080,875)
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	22,262,700	5,503,603	1,680,805	1,051,418	2,217,200	808,490
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,642,397	973,754	(9,943,701)	(1,481,266)	(1,033,093)	(241,228)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date	709,966	153,419	(3,373,648)	(521,086)	(677,534)	(83,686)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End	0	0	0	0	0	0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0
TOTAL ADJUSTMENTS	24,564,463	3,683,981	(20,395,126)	(4,837,379)	(2,431,927)	(597,299)

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the original expected life determined at grant, reduced by the amount of time elapsed from the grant date to the revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.
(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Biotechnology Index (the “Peer Group”).
(4)
The Company has chosen not to include a Company-Selected Measure in the Pay Versus Performance Table because the Company did not use any financial performance measures in setting pay-for-performance compensation in the 2022 fiscal year.

Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Eric Shaff	David Arkowitz, Lisa von Moltke, M.D., Matthew Henn, Ph.D., and Paula A. Cloghessy
2021	Eric Shaff	David Arkowitz and Matthew Henn, Ph.D.
2020	Eric Shaff	Thomas J. DesRosier and David S. Ege, Ph.D.

Peer Group Issuers, Footnote [Text Block]	(3) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Biotechnology Index (the “Peer Group”).
PEO Total Compensation Amount	$ 4,006,248	$ 9,711,680	$ 3,135,900
PEO Actually Paid Compensation Amount	$ 1,574,321	(10,683,446)	27,700,363
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2020		2021		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,050,600)	(2,946,795)	(8,758,582)	(3,886,445)	(2,938,500)	(1,080,875)
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	22,262,700	5,503,603	1,680,805	1,051,418	2,217,200	808,490
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,642,397	973,754	(9,943,701)	(1,481,266)	(1,033,093)	(241,228)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date	709,966	153,419	(3,373,648)	(521,086)	(677,534)	(83,686)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End	0	0	0	0	0	0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0
TOTAL ADJUSTMENTS	24,564,463	3,683,981	(20,395,126)	(4,837,379)	(2,431,927)	(597,299)

Non-PEO NEO Average Total Compensation Amount	$ 1,706,453	4,389,244	3,377,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,109,154	(448,135)	7,061,905
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR and (ii) our Peer Group TSR, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net income for the fiscal years ended December 31, 2020, 2021 and 2022. Because we are a pre-commercial microbiome therapeutics company, we have not generated any revenue from the sale of products during the periods presented, other than revenue derived primarily from our agreements with collaborators. Consequently, we have not used net income as a performance measure in our executive compensation program, and we do not believe there is a meaningful relationship between our net income and compensation actually paid to our NEOs during the periods presented.

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

As a pre-commercial microbiome therapeutics company, we do not rely on financial performance measures in determining executive compensation but rely on non-financial performance measures such as the attainment of clinical milestones.

Total Shareholder Return Amount	$ 162	241	710
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (250,157,000)	$ (65,578,000)	$ (89,127,000)
Company Selected Measure Amount	0	0	0
PEO Name	Eric Shaff	Eric Shaff	Eric Shaff
PEO [Member] | Deduction under the "Stock Awards" and "Option Awards" in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,938,500)	$ (8,758,582)	$ (2,050,600)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,217,200	1,680,805	22,262,700
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,033,093)	(9,943,701)	3,642,397
PEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(677,534)	(3,373,648)	709,966
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,431,927)	(20,395,126)	24,564,463
Non-PEO NEO [Member] | Deduction under the "Stock Awards" and "Option Awards" in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,080,875)	(3,886,445)	(2,946,795)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	808,490	1,051,418	5,503,603
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(241,228)	(1,481,266)	973,754
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,686)	(521,086)	153,419
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (597,299)	$ (4,837,379)	$ 3,683,981